Stockholders' Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	9 Months Ended			0 Months Ended
	Feb. 19, 2014	Sep. 30, 2014	Sep. 30, 2013	Jun. 25, 2014	Feb. 19, 2014 Common stock	Jun. 25, 2014 6.75% Series A Preferred Stock
Class of Stock [Line Items]
Shares of stock sold					13,570,000	2,200,000
Price per share					$ 14.00
Sale of Stock, Private Placement Fee Per Share					$ 0.840
Cost of issuance of stock					$ 12,151
Issuance of common stock	177,829	177,829	213,277
Preferred Stock, Dividend Rate, Percentage		7.50%
Preferred Stock, Liquidation Preference Per Share				$ 25.00
Issuance of preferred stock, net of fees		$ 53,164	$ 0			$ 53,164